UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2021

*Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended May 31, 2021, originally filed with the Securities and Exchange Commission on July 28, 2021 (Accession Number 0000746458-21-000007). The purpose of this amendment is to update Item13(a)(4) and related exhibits. Other than the aforementioned correction, this amended Form N-CSR does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures contained therein.

Items 1 through 12, Item 13(a)(1) and Item 13(a)(3) of this amendment to the Registrant’s Form N-CSR are incorporated herein by reference to the Form N-CSR filed on EDGAR on July 28, 2021 (Accession Number 0000746458-21-000007).

* * * * *

ITEM 13. EXHIBITS.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4)(i) Change in Registrant’s Independent Public Accountant
(a)(4)(ii) Letter from PricewaterhouseCoopers LLP

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	August 2, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 2, 2021